Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other current liabilities
	December 31,
	2013	2012

Salaries and benefits	$1,873	$1,937
Interest payable	23	139
Professional fees	30	33
Vendor purchases	161	92
Sales tax payable	94	293
Customer deposits	194	139
Other fees and expenses	601	262

Total accrued expenses and other current liabilities	$2,976	$2,895